BALANCE SHEET DETAILS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other long-term liabilities
Non-current income tax payable	$ 2,530	$ 3,906
Other	1,123	1,075
Total other long-term liabilities	$ 3,653	$ 4,981